Investments - Other Investments at Fair Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 267.7	$ 201.0
Credit
Debt Securities, Available-for-Sale [Line Items]
Fair Value	23.7	22.3
Global macro
Debt Securities, Available-for-Sale [Line Items]
Fair Value	40.9	44.8
Long/short
Debt Securities, Available-for-Sale [Line Items]
Fair Value	48.3	44.9
Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Fair Value	92.9	89.0
Multi-asset credit funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 61.9	$ 0.0
Credit Rating | Credit Concentration Risk | Credit
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	9.00%	12.00%
Credit Rating | Credit Concentration Risk | Global macro
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	15.00%	22.00%
Credit Rating | Credit Concentration Risk | Long/short
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	18.00%	22.00%
Credit Rating | Credit Concentration Risk | Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	35.00%	44.00%
Credit Rating | Credit Concentration Risk | Multi-asset credit funds
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	23.00%	0.00%
Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 267.7	$ 201.0
Hedge Fund Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	100.00%	100.00%